Shareholder Fees - FidelityHerefordStreetTrustFunds-RetailComboPRO	Jun. 29, 2024 USD ($)
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Treasury Only Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none